Components of Net Pension and Postretirement Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit	Mar. 31, 2013 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Postretirement Benefit Plans, Defined Benefit	Mar. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2011 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2010 Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 1	$ 1	$ 3	$ 2	$ 3	$ 4	$ 2	$ 8	$ 8	$ 8	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1	$ 0	$ 0
Interest cost	3	3	12	14	15	4	4	17	17	15	0	0	1	1	1	0	0	0	0	0
Expected return on assets	(4)	(4)	(16)	(17)	(16)	(2)	(3)	(13)	(12)	(11)	0	0				0	0
Amortization of prior service cost			0	0	0			1	1	0			(8)	(10)	(11)			0	0	0
Amortization of prior service cost (benefit)	0	2	0			0	0	(1)			0	(2)	7			0	0	0
Recognized actuarial loss			8	7	8			0	0	1			0	(1)	0			(1)	0	0
Amortization of actuarial loss	2	0	(25)	(14)		2	0	(143)	(3)		0	0	0	(1)		0	0	(2)	0
Net expense (benefit)	$ 2	$ 2	$ 7	$ 6	$ 10	$ 8	$ 3	$ 13	$ 14	$ 13	$ 0	$ (2)	$ (7)	$ (10)	$ (10)	$ 0	$ 0	$ 0	$ 0	$ 0